Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments
Carrying amount at the beginning of the year	€ 1,256	€ 1,202
Additions and subscriptions	71	102
Change in the fair value with effect to OCI	62	45
Currency translation differences	56	(28)
Other changes	(50)	(65)
Carrying amount at the end of the year	€ 1,395	€ 1,256